Note 13- Business Segment Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

Note 13. Business Segment Information

Avalon’s reportable segments include waste management services and golf and related operations. In determining the segment information, Avalon considered its operating and management structure and the types of information subject to regular review by its “chief operating decision maker.” Using the criteria of ASC 280 Segment Reporting, Avalon’s reportable segments include waste management services and golf and related operations. Avalon accounts for intersegment net operating revenues as if the transactions were to third parties. The segment disclosures are presented on this basis for all years presented.

Avalon’s primary business segment, the waste management services segment, provides hazardous and nonhazardous brokerage and management services to industrial, commercial, municipal and governmental customers, captive landfill management for an industrial customer and salt water injection well operations. The golf and related operations segment includes the operations of golf courses, country clubs and related facilities, a hotel and travel agency. Revenue for the golf and related operations segment consists primarily of membership dues, greens fees, cart rentals, room rentals, merchandise sales, tennis, spa services and food and beverage sales. Avalon does not have significant operations located outside the United States and, accordingly, geographical segment information is not presented. In 2014, no customer individually accounted for 10% or more of Avalon’s consolidated net operating revenues. In 2013, one customer accounted for 17% of the waste management services segment’s net operating revenues to external customers and 13% of the consolidated net operating revenues.

The accounting policies of the segments are consistent with those described for the consolidated financial statements in the summary of significant accounting policies (see Note 2). Avalon measures segment profit for internal reporting purposes as income (loss) before taxes.

Business segment information including the reconciliation of segment income to consolidated income (loss) before taxes is as follows (in thousands):

	2014	2013
Net operating revenues from:
Waste management services:
External customer revenues	$38,603	$47,243
Intersegment revenues	-	-
Total waste management services	38,603	47,243

Golf and related operations:
External customer revenues	12,869	12,227
Intersegment revenues	92	89
Total golf and related operations	12,961	12,316

Segment operating revenues	51,564	59,559
Intersegment eliminations	(92)	(89)
Total net operating revenues	$51,472	$59,470

Income (loss) before income taxes:
Waste management services	$2,899	$3,787
Golf and related operations	(1,175)	(336)
Segment income before taxes	1,724	3,451
Corporate interest income	1	1
Corporate interest expense	(38)	-
Corporate other income, net	32	35
General corporate expenses	(2,904)	(2,952)
Income (loss) before income taxes	$(1,185)	$535

Depreciation and amortization expense:
Waste management services	$506	$99
Golf and related operations	1,475	1,400
Corporate	174	137
Total	$2,155	$1,636

Capital expenditures:
Waste management services	$3,112	$2,939
Golf and related operations	4,459	797
Corporate	113	327
Total	$7,684	$4,063

	December 31,
	2014	2013
Identifiable assets:
Waste management services	$19,381	$16,252
Golf and related operations	36,449	29,821
Corporate	44,613	43,997
Subtotal	100,443	90,070
Elimination of intersegment receivables	(42,599)	(34,491)
Total	$57,844	$55,579

The increase of $3.1 million in identifiable assets of the waste management services segment is primarily due to an increase in properties and equipment as result of the construction and drilling of two salt water injection well facilities. The increase of $6.6 million in identifiable assets of the golf and related operations is primarily due to the acquisition of The Avalon Resort and Spa and associated renovations on the facility.